UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Shamia
        ------------------------------------
Title:  Chief Operating Officer
        ------------------------------------
Phone:  (650) 325-0772
        ------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Shamia                        Palo Alto, CA                  2/10/2009
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           64
                                         -----------
Form 13F Information Table Value Total:     $875,846
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Actuate Corporation            COM              00508B102      134    45434 SH       SOLE                45434      0    0
Airvana Inc.                   COM              00950v101     4139   676243 SH       SOLE               676243      0    0
Akamai Technologies, Inc.      COM              00971T101     5419   359124 SH       SOLE               359124      0    0
Align Technology, Inc.         COM              162551014     3232   369400 SH       SOLE               369400      0    0
Allergan Inc                   COM              018490102     9367   232315 SH       SOLE               232315      0    0
Allis-Chalmers Energy Inc.     COM              196455067    15806  2873874 SH       SOLE              2873874      0    0
AMAG Pharmaceuticals, Inc.     COM              00163u106    32653   910829 SH       SOLE               910829      0    0
Amicus Therapeutics, Inc.      COM              03152W109    24060  3014998 SH       SOLE              3014998      0    0
Arena Resources                COM              400491080    21770   775000 SH       SOLE               775000      0    0
Auxilium Pharmaceuticals, Inc. COM              05334D107    73855  2596886 SH       SOLE              2596886      0    0
Biogen IDEC Inc.               COM              09062X103    15159   318268 SH       SOLE               318268      0    0
Biomarin Pharmaceuticals, Inc  COM              09061G101    22131  1243315 SH       SOLE              1243315      0    0
Biomimetic Therapeutics, Inc.  COM              09064X101     9329  1011855 SH       SOLE              1011855      0    0
BroadVision, Inc.              COM              111412607     8258   743945 SH       SOLE               743945      0    0
Cache, Inc                     COM              127150308     1825   903278 SH       SOLE               903278      0    0
Canadian Superior Energy Inc.  COM              136644101    14404 15002500 SH       SOLE             15002500      0    0
Celgene Corp                   COM              151020104     5854   105900 SH       SOLE               105900      0    0
Ceragon Networks Ltd.          COM              M22013102     9245  1830600 SH       SOLE              1830600      0    0
Cogo Group Inc.                COM              192448108     1822   375000 SH       SOLE               375000      0    0
Cubist Pharma                  COM              229678107    20239   837715 SH       SOLE               837715      0    0
Cyberonics, Inc.               COM              23251P102    67667  4083722 SH       SOLE              4083722      0    0
Data Domain                    COM              23767P109     1645    87500 SH       SOLE                87500      0    0
Demandtec                      COM              24802R506      128    15900 SH       SOLE                15900      0    0
ev3 Inc                        COM              26928A200    13045  2138580 SH       SOLE              2138580      0    0
Evergreen Solar, Inc. 4% Due   NOTE             30033RAC2    10656 34794000 SH       SOLE             34794000      0    0
7/15/2013
F5 Networks, Inc.              COM              315616102     7448   325800 SH       SOLE               325800      0    0
Frontier Oil Corporation       COM              35914P105     3423   271000 SH       SOLE               271000      0    0
Gastar Exploration Limited     COM              367299104    10316 30866612 SH       SOLE             30866612      0    0
Genentech Inc                  COM              368710406     4984    60115 SH       SOLE                60115      0    0
Genzyme Corporation            COM              372917104     6679   100628 SH       SOLE               100628      0    0
Gigamedia Limited              COM              Y2711Y104    11299  2006941 SH       SOLE              2006941      0    0
GMX Resources                  COM              38011M108     5380   212500 SH       SOLE               212500      0    0
Guaranty Bancorp               COM              40075t102     1598   798900 SH       SOLE               798900      0    0
IDM Pharma Inc.                COM              449394105    15730  9955857 SH       SOLE              9955857      0    0
Intel Corp                     COM              458140100     1026    70000 SH       SOLE                70000      0    0
Intuitive Surgical Inc.        COM              46120e602     3657    28800 SH       SOLE                28800      0    0
Limelight Networks, Inc.       COM              53261M104    13835  5646873 SH       SOLE              5646873      0    0
Martek Biosciences Corp        COM              572901106      546    18000 SH       SOLE                18000      0    0
Medicis Pharmaceutical Corp.   COM              584690309    24372  1753415 SH       SOLE              1753415      0    0
Medivation, Inc.               COM              58501n101    19656  1349064 SH       SOLE              1349064      0    0
Momenta Pharmaceuticals, Inc.  COM              60877T100    13687  1179908 SH       SOLE              1179908      0    0
Northern Oil and Gas           COM              665531109     4819  1930700 SH       SOLE              1930700      0    0
NxStage Medical, Inc.          COM              67072V103     1372   513877 SH       SOLE               513877      0    0
Onyx Pharmaceuticals, Inc.     COM              683399109    94090  2754385 SH       SOLE              2754385      0    0
Peets Coffee & Tea, Inc        COM              705560100    26191  1126475 SH       SOLE              1126475      0    0
Petrohawk Energy               COM              716495106     7815   500000 SH       SOLE               500000      0    0
Petroquest Energy Inc.         COM              716748108     4732   700000 SH       SOLE               700000      0    0
Plains Exploration &           COM              726505100    18708   805000 SH       SOLE               805000      0    0
Production Company
Questcor Pharmaceuticals       COM              74835Y101     8071   866957 SH       SOLE               866957      0    0
Riverbed Technology, Inc.      COM              768573107      569    50000 SH       SOLE                50000      0    0
Savient Pharmaceuticals, Inc.  COM              80517Q100    21184  3658682 SH       SOLE              3658682      0    0
Shire Ltd-ADR                  COM              82481R106    10858   242480 SH       SOLE               242480      0    0
Spreadtrum Communications      COM              849415203      294   297200 SH       SOLE               297200      0    0
Superior Energy Services Inc   COM              868157108    17921  1125000 SH       SOLE              1125000      0    0
T-3 Energy Services, Inc.      COM              87306E107     5192   550000 SH       SOLE               550000      0    0
The9 Limited                   COM              88337K104    17082  1282450 SH       SOLE              1282450      0    0
Toreador Resources Corporation COM              891050106    10468  1906800 SH       SOLE              1906800      0    0
Triangle Petroleum Corporation COM              89600B102     2655 14751350 SH       SOLE             14751350      0    0
Unica Corporation              COM              904583101    12691  2315864 SH       SOLE              2315864      0    0
United Therapeutics Corp       COM              91307C102    22724   363295 SH       SOLE               363295      0    0
Vanda Pharma                   COM              921659108      920  1839233 SH       SOLE              1839233      0    0
ViroPharma Incorporated        COM              928241108    41915  3219256 SH       SOLE              3219256      0    0
Western Alliance Bancorp       COM              957638109     5136   509000 SH       SOLE               509000      0    0
Xtreme Coil Drilling Corp.     COM              98417D102     4961  3931900 SH       SOLE              3931900      0    0
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